UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2012

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.4%
Aerospace - 0.6%
Cobham PLC	2,345,215	$8,529,000
Meggitt PLC	2,121,323	13,223,930

		$21,752,930
Airlines - 1.8%
Copa Holdings S.A., “A”	115,600	$11,496,420
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	104,860	11,954,040
Koninklijke Vopak N.V.	85,931	6,058,966
Qantas Airways Ltd. (a)	7,235,151	11,375,877
Stagecoach Group PLC	4,863,907	24,036,042

		$64,921,345
Alcoholic Beverages - 0.8%
Carlsberg Group	217,177	$21,351,667
Davide Campari-Milano S.p.A.	1,116,014	8,572,032

		$29,923,699
Apparel Manufacturers - 2.1%
Arezzo Indústria e Comércio S.A.	376,860	$7,279,518
Burberry Group PLC	329,050	6,737,152
Cia.Hering S.A.	298,800	6,177,106
Gerry Weber International AG	341,639	16,487,893
Li & Fung Ltd.	3,890,000	6,988,395
Stella International Holdings Ltd.	6,927,500	18,769,232
Top Glove Corp.	7,449,400	13,736,925

		$76,176,221
Automotive - 2.2%
Exide Industries Ltd.	3,558,390	$9,399,759
Geely Automobile Holdings Ltd.	29,030,000	13,846,866
GKN PLC	2,154,051	8,037,305
Guangzhou Automobile Group Co. Ltd., “H”	13,198,000	11,857,515
Mando Corp. (a)	46,863	5,657,868
Motherson Sumi Systems Ltd.	5,232,007	19,091,506
USS Co. Ltd.	108,730	11,282,769

		$79,173,588
Biotechnology - 0.2%
Abcam PLC	494,504	$3,105,542
Lonza Group AG	51,830	2,803,359

		$5,908,901
Broadcasting - 1.4%
Astro Malaysia Holdings Bhd.	13,110,400	$12,861,740
Havas S.A.	1,975,921	10,873,240
Nippon Television Holdings, Inc.	571,500	7,592,734
Proto Corp.	532,100	9,154,896
Rightmove PLC	426,878	9,833,035

		$50,315,645
Brokerage & Asset Managers - 5.5%
Aberdeen Asset Management PLC	7,255,973	$43,026,985
Bolsa Mexicana de Valores S.A. de C.V.	5,872,000	14,804,583

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	1,034,657	$12,914,534
Computershare Ltd.	1,239,422	11,670,974
Daiwa Securities Group, Inc.	2,234,000	12,442,677
GAM Holding Ltd.	147,007	2,020,167
Hargreaves Lansdown PLC	1,125,780	12,509,878
ICAP PLC	1,781,120	9,112,223
IG Group Holdings PLC	2,081,970	15,243,465
Osaka Securities Exchange Co. Ltd.	48,300	2,411,158
Rathbone Brothers PLC	851,718	17,972,617
Schroders PLC	1,039,514	29,204,812
Yuanta Financial Holding Co. Ltd.	23,421,360	12,118,997

		$195,453,070
Business Services - 9.5%
Amadeus Fire AG (h)	261,051	$14,236,086
Amadeus Holdings AG	1,937,433	48,618,437
Brenntag AG	151,556	19,911,075
Brunel International N.V.	132,890	6,431,398
Bunzl PLC	4,751,704	77,584,758
Cabcharge Australia Ltd. (l)	2,227,250	10,282,426
Capgemini	141,640	6,172,649
Capita PLC	465,515	5,764,289
Cognizant Technology Solutions Corp., “A” (a)	174,770	12,941,719
Compass Group PLC	1,024,130	12,112,143
CTS Eventim AG	159,555	5,611,560
Electrocomponents PLC	1,301,105	5,074,034
Intertek Group PLC	518,008	26,141,765
LPS Brasil - Consultoria de Imoveis S.A.	625,300	11,571,302
LSL Property Services PLC	2,150,478	9,047,761
Misumi Group Inc.	54,600	1,481,745
MITIE Group PLC	1,295,749	5,544,758
Nomura Research Institute Ltd.	694,200	14,359,167
Premier Farnell PLC	2,013,250	6,440,531
Serco Group PLC	683,275	5,882,387
Sodexo	334,223	28,006,388
Travis Perkins PLC	347,560	6,171,456

		$339,387,834
Cable TV - 2.2%
Dish TV India Ltd. (a)	9,371,438	$13,067,633
Jupiter Telecommunications Co. Ltd.	2,136	2,660,292
Kabel Deutschland Holding AG	124,209	9,288,137
Naspers	247,033	15,872,576
Telenet Group Holding N.V.	255,414	11,867,536
Virgin Media, Inc.	188,040	6,910,470
Ziggo N.V.	532,200	17,200,135

		$76,866,779
Chemicals - 0.6%
Nufarm Ltd.	1,436,009	$8,717,821
Victrex PLC	429,721	11,597,325

		$20,315,146

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.7%
Aveva Group PLC	72,490	$2,577,759
Dassault Systemes S.A.	80,665	9,030,059
OBIC Business Consultants Co. Ltd.	99,950	5,612,706
OBIC Co. Ltd.	173,460	34,537,831
Totvs S.A.	376,900	7,434,916

		$59,193,271
Computer Software - Systems - 1.8%
Asustek Computer, Inc.	1,707,000	$19,275,010
Brother Industries Ltd.	274,000	2,956,274
Konica Minolta Holdings, Inc.	1,491,000	10,741,859
NICE Systems Ltd. (a)	374,008	12,530,454
Venture Corp. Ltd.	2,846,000	18,830,064

		$64,333,661
Conglomerates - 0.9%
Alfa S.A.B de C.V.	4,195,410	$8,886,559
DCC PLC	422,826	13,493,336
First Pacific Co. Ltd.	4,388,000	4,844,638
Smiths Group PLC	301,444	5,933,377

		$33,157,910
Construction - 2.5%
Bellway PLC	2,494,270	$42,398,159
China Shanshui Cement Group Ltd.	6,712,000	5,033,819
Corporacion GEO S.A.B. de C.V. (a)	3,904,000	4,566,541
Geberit AG	83,600	18,507,214
PDG Realty S.A.	3,654,400	6,041,409
PT Semen Gresik (Persero) Tbk.	4,629,500	7,626,395
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	8,207,700	5,136,837

		$89,310,374
Consumer Products - 4.1%
Beiersdorf AG	239,895	$19,594,265
Christian Dior S.A.	237,150	40,999,781
Dabur India Ltd.	6,606,200	15,541,872
Hengan International Group Co. Ltd.	422,500	3,818,735
Henkel KGaA, IPS	237,702	19,520,835
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,478,480	8,869,568
Kose Corp.	116,800	2,440,964
Milbon Co. Ltd.	188,330	5,941,085
PZ Cussons	487,985	3,024,971
Shiseido Co. Ltd.	208,100	2,926,400
Uni-Charm Corp.	438,400	22,821,544

		$145,500,020
Consumer Services - 2.1%
Abril Educacao S.A., IEU	377,190	$7,422,722
Anhanguera Educacional Participacoes S.A.	568,100	9,705,399
Dignity PLC	1,731,123	29,931,689
Estacio Participacoes S.A.	585,140	12,086,852
Kakaku.com, Inc.	67,600	2,226,934
Kroton Educacional S.A. (a)	519,755	11,740,498
Rakuten	408,800	3,188,109

		$76,302,203

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 1.1%
Klabin S.A., IPS	1,121,900	$7,084,433
Mayr-Melnhof Karton AG	114,649	12,298,532
Viscofan S.A.	329,413	18,379,901

		$37,762,866
Electrical Equipment - 2.1%
Domino Printing Sciences PLC	1,083,998	$10,294,107
IMI PLC	611,453	10,875,173
Kaba Holding AG	3,844	1,628,546
Keyence Corp.	14,500	4,001,870
Legrand S.A.	237,212	10,011,955
OMRON Corp.	96,821	2,321,575
Pfeiffer Vacuum Technology AG	62,809	7,605,525
Sensata Technologies Holding B.V. (a)	181,010	5,879,205
Spectris PLC	659,222	22,081,502

		$74,699,458
Electronics - 2.8%
Advantech Co. Ltd.	3,558,787	$15,041,922
ASM International N.V.	303,446	11,107,984
Chroma Ate, Inc.	3,127,000	6,967,075
Halma PLC	1,244,227	9,376,968
Hirose Electric Co. Ltd.	74,508	8,920,387
Infineon Technologies AG	1,156,480	9,384,568
Media Tek, Inc.	441,464	4,938,304
Melexis N.V.	161,288	2,715,762
MStar Semiconductor, Inc.	383,000	2,884,343
Seoul Semiconductor Co. Ltd. (a)	475,416	10,809,460
Siliconware Precision Industries Co.	14,629,000	15,656,811

		$97,803,584
Energy - Independent - 0.5%
Athabasca Oil Corp. (a)	339,490	$3,566,573
Bankers Petroleum Ltd. (a)	527,080	1,700,942
Cairn Energy PLC	2,736,139	11,986,724

		$17,254,239
Engineering - Construction - 1.5%
Cape PLC	306,604	$1,055,893
JGC Corp.	997,000	31,058,785
Outotec Oyj	96,304	5,510,291
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,502,000	10,016,200
Toshiba Plant Kensetsu Co. Ltd.	273,000	3,933,494

		$51,574,663
Food & Beverages - 3.5%
Arca Continental S.A.B de C.V.	1,176,046	$8,742,352
Associated British Foods PLC	313,362	7,976,303
Booker Group PLC	10,154,427	16,244,382
Britvic PLC	1,792,551	11,875,646
Chr. Hansen Holding A/S	349,042	11,379,818
Coca-Cola Hellenic Bottling Co. S.A.	315,319	7,366,834
D.E Master Blenders 1753 N.V. (a)	250,000	2,908,007
Kerry Group PLC	296,806	15,754,750
M. Dias Branco S.A. Industria e Comercio de Alimentos	460,500	17,664,596

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Shenguan Holdings Group Ltd.	19,479,000	$10,583,766
Tate & Lyle PLC	354,560	4,396,656
Want Want China Holdings Ltd.	6,000,000	8,359,051

		$123,252,161
Food & Drug Stores - 3.7%
Alimentation Couche-Tard, Inc.	226,380	$11,135,793
Brazil Pharma S.A.	1,416,000	9,958,681
Cosmos Pharmaceutical Corp.	101,000	10,002,655
CP All PLC	10,357,100	15,574,586
Dairy Farm International Holdings Ltd.	690,300	7,535,278
E-Mart Co. Ltd. (a)	37,686	8,377,991
FamilyMart Co. Ltd.	121,600	5,005,564
Lawson, Inc.	284,200	19,318,029
O’Key Group S.A., GDR	1,867,470	21,981,020
Raia Drogasil S.A.	560,100	6,331,280
Sundrug Co. Ltd.	262,100	8,953,228
Wumart Stores, Inc.	2,617,000	5,686,735

		$129,860,840
Furniture & Appliances - 0.1%
SEB S.A.	35,280	$2,608,249

Gaming & Lodging - 1.1%
Ladbrokes PLC	1,402,368	$4,496,402
Minor International Public Co. Ltd.	7,976,300	5,110,673
Paddy Power PLC	144,906	12,100,786
Shangri-La Asia Ltd.	3,798,000	7,652,969
William Hill PLC	1,635,975	9,291,735

		$38,652,565
General Merchandise - 1.1%
BIM Birlesik Magazalar A.S.	53,028	$2,597,590
Clicks Group Ltd.	1,126,570	8,823,280
David Jones Ltd. (l)	1,262,366	3,093,733
Dollarama, Inc.	226,370	13,420,166
Lojas Renner S.A.	133,200	5,211,624
Mitra Adiperkasa Tbk.	3,276,500	2,294,100
Seria Co. Ltd.	272,200	4,313,852

		$39,754,345
Health Maintenance Organizations - 0.2%
Odontoprev S.A.	1,594,000	$8,421,756

Insurance - 3.7%
Admiral Group PLC	318,890	$6,106,388
Amlin PLC	2,293,050	13,929,819
Brasil Insurance Paticipaco e Administracao S.A.	1,174,500	11,472,527
Catlin Group Ltd.	1,468,125	11,864,899
Hiscox Ltd.	4,411,296	32,110,969
Insurance Australia Group Ltd.	4,918,740	24,190,009
Jardine Lloyd Thompson Group PLC	1,328,343	17,425,595
Samsung Fire & Marine Insurance Co. Ltd.	37,824	7,702,059
Storebrand A.S.A. (a)	1,547,912	7,594,300

		$132,396,565

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.1%
Sankyo Co. Ltd.	34,900	$1,379,725
Shimano, Inc.	54,000	3,440,642

		$4,820,367
Machinery & Tools - 3.0%
Aalberts Industries N.V.	217,557	$4,599,178
Burckhardt Compression Holding AG	26,703	8,758,432
ElringKlinger AG	114,543	3,860,059
Faiveley S.A.	31,757	2,056,623
Finning International, Inc.	226,470	5,594,016
GEA Group AG	749,832	24,218,956
GLORY Ltd.	89,000	2,061,619
Neopost S.A.	150,842	7,976,062
Rotork PLC	191,565	7,944,399
Sinotruk (Hong Kong) Ltd.	10,067,000	7,746,645
Spirax-Sarco Engineering PLC	269,580	10,135,406
T.K. Corp. (a)	749,514	15,142,191
Thermax Ltd.	667,645	7,561,979

		$107,655,565
Medical & Health Technology & Services - 1.5%
Diagnosticos da America S.A.	1,094,100	$7,110,057
Fleury S.A.	584,800	6,583,463
Hogy Medical Co. Ltd.	47,800	2,276,589
Kobayashi Pharmaceutical Co. Ltd.	331,400	15,737,090
Miraca Holdings, Inc.	564,100	22,713,258

		$54,420,457
Medical Equipment - 2.5%
DIASORIN S.p.A. (l)	96,046	$3,852,575
Fisher & Paykel Healthcare Corp. Ltd.	9,963,184	20,336,931
Nakanishi, Inc.	87,200	8,666,151
Nihon Kohden Corp.	244,000	7,398,249
Smith & Nephew PLC	760,168	8,412,496
Sonova Holding AG	307,450	34,084,546
Sysmex Corp.	84,900	3,885,595
William Demant Holdings A/S (a)	19,540	1,676,972

		$88,313,515
Metals & Mining - 1.2%
Iluka Resources Ltd.	2,307,479	$22,361,207
Maanshan Iron & Steel Co. Ltd. (a)	15,696,000	4,899,383
MOIL Ltd.	1,517,967	7,327,430
Ternium S.A., ADR	287,090	6,760,970

		$41,348,990
Network & Telecom - 0.9%
VTech Holdings Ltd.	2,821,400	$31,700,722

Oil Services - 2.0%
AMEC PLC	1,171,370	$19,164,629
Fugro N.V.	158,669	9,324,053
Global Ports Investments PLC, GDR	325,850	4,680,351
John Wood Group PLC	858,761	10,134,779
Petrofac Ltd.	180,217	4,882,590

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Petroleum Geo-Services ASA	215,497	$3,728,536
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	76,474	8,032,381
Technip	84,880	9,772,162

		$69,719,481
Other Banks & Diversified Financials - 4.9%
Aeon Credit Service Co. Ltd.	683,300	$13,795,940
BDO Unibank, Inc. (a)	558,223	989,678
Canadian Western Bank	301,550	8,621,777
Chiba Bank Ltd.	1,978,451	11,575,229
Credicorp Ltd.	204,760	30,009,626
Federal Bank Ltd.	1,278,574	12,686,458
Julius Baer Group Ltd.	160,821	5,786,121
Jyske Bank (a)	774,835	21,620,697
Public Bank Berhad	2,317,000	12,369,133
Public Bank Berhad	42,088	224,185
Shizuoka Bank Ltd.	959,000	9,366,056
Sydbank A/S (a)	1,107,278	19,655,119
TISCO Financial Group Public Co. Ltd.	11,159,000	19,333,998
Wing Hang Bank	620,500	6,533,153

		$172,567,170
Pharmaceuticals - 2.0%
Genomma Lab Internacional S.A., “B” (a)	5,911,300	$12,159,819
Hisamitsu Pharmaceutical Co., Inc.	90,800	4,502,128
Santen Pharmaceutical Co. Ltd.	534,100	20,436,792
Tsumura & Co.	181,000	5,452,877
Virbac SA	138,322	27,359,332

		$69,910,948
Pollution Control - 0.4%
Daiseki Co. Ltd.	560,900	$7,748,831
Progressive Waste Solutions Ltd. (l)	362,160	7,820,646

		$15,569,477
Printing & Publishing - 0.1%
De La Rue PLC	268,143	$3,957,645

Railroad & Shipping - 0.1%
Precious Shipping Public Co. Ltd.	8,631,100	$4,006,591

Real Estate - 2.8%
Ascendas India Trust, REIT	24,442,000	$15,006,754
Asian Property Development Public Co. Ltd.	16,327,100	4,536,788
Brasil Brokers Participacoes S.A.	2,827,200	9,477,731
Deutsche Wohnen AG	1,598,103	29,512,186
Macquarie Mexico Real Estate Management S.A. de C.V., REIT (a)	4,229,700	8,393,106
Midland Holdings Ltd.	29,106,000	14,134,059
Primaris Retail, REIT	396,300	10,717,272
Supalai PLC	11,250,600	6,509,827
TAG Immobilien AG	201,780	2,535,797

		$100,823,520

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.3%
Ajisen (China) Holdings Ltd.	12,071,000	$11,726,827
Arcos Dorados Holdings, Inc.	625,650	7,482,774
Domino’s Pizza UK & IRL PLC	1,863,802	15,257,686
Whitbread PLC	324,058	12,919,091

		$47,386,378
Special Products & Services - 0.4%
Filtrona PLC	1,566,850	$14,134,704

Specialty Chemicals - 5.3%
Air Water, Inc.	351,000	$4,464,731
Chugoku Marine Paints Ltd.	697,000	4,159,393
Croda International PLC	2,107,660	81,655,735
Elementis PLC	3,271,427	12,407,581
Fuchs Petrolub AG, IPS	227,457	16,854,711
Japan Pure Chemical Co. Ltd.	390	878,943
Kansai Paint Co. Ltd.	969,000	10,436,451
Mexichem S.A.B de C.V.	1,285,300	7,170,109
Sika AG	7,361	17,060,021
SK KAKEN Co. Ltd.	54,000	2,368,558
Symrise AG	795,341	28,470,857
Tikkurila Oyj	131,159	2,566,025

		$188,493,115
Specialty Stores - 3.0%
ABC-Mart, Inc.	338,800	$14,723,634
Cj O Shopping Co. Ltd. (a)	51,865	13,472,100
Delticom AG	39,094	1,666,749
DeNA Co. Ltd.	36,800	1,210,016
Esprit Holdings Ltd.	3,190,807	4,461,338
Hyundai Home Shopping Network Corp. (a)	51,165	5,800,028
JB Hi-Fi Ltd. (l)	480,419	5,194,716
M.Video OJSC	690,040	5,426,680
MonotaRO Co. Ltd.	346,400	11,169,457
NEXT PLC	469,755	28,993,622
Nitori Co. Ltd.	81,750	5,973,077
Point, Inc.	52,280	1,906,377
Shimamura Co. Ltd.	33,800	3,273,282
Yamada Denki Co. Ltd.	81,890	3,157,910

		$106,428,986
Telecommunications - Wireless - 0.4%
TIM Participacoes S.A., ADR	648,462	$12,852,517

Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	4,542,730	$5,246,035
Empresa Nacional de Telecomunicaciones S.A.	250,312	5,176,112
PT XL Axiata Tbk	38,507,000	22,865,552
TDC A.S.	815,220	5,774,890

		$39,062,589
Tobacco - 0.7%
Swedish Match AB	734,501	$24,738,562

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.5%
DSV A.S.	1,017,634	$26,536,116
Kintetsu World Express, Inc.	201,100	6,713,085
Yamato Holdings Co. Ltd.	1,208,600	18,377,388

		$51,626,589
Utilities - Electric Power - 0.6%
Energias do Brasil S.A.	2,123,200	$13,051,897
Tractebel Energia S.A.	599,000	9,756,606

		$22,808,503
Utilities - Water - 0.2%
Aguas Andinas S.A., “A”	10,923,714	$7,794,179
Total Common Stocks		$3,462,174,458

Collateral for Securities Loaned - 0.4%
Morgan Stanley, Repurchase Agreement, 0.20%, dated 12/31/12, due 1/2/13, total to be received $13,162,896 (secured by U.S. Treasury and Federal Agency obligations valued at $13,426,005 in an individually traded account), at Value	$13,162,750	$13,162,750

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	93,246,552	$93,246,552
Total Investments		$3,568,583,760

Other Assets, Less Liabilities - (0.4)%		(12,647,270)
Net Assets - 100.0%		$3,555,936,490

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$41,236,021	$845,952,654	$—	$887,188,675
Japan	173,481,199	308,376,457	—	481,857,656
Germany	93,798,473	134,960,786	—	228,759,259
Brazil	77,078,726	140,272,697	—	217,351,423
France	38,232,572	116,633,928	—	154,866,500
Denmark	5,774,890	102,220,390	—	107,995,280
Hong Kong	18,769,232	83,850,551	—	102,619,783
Mexico	100,699,713	—	—	100,699,713
Australia	3,093,733	93,793,029	—	96,886,762
Other Countries	317,514,989	766,434,418	—	1,083,949,407
Short Term Securities	—	13,162,750	—	13,162,750
Mutual Funds	93,246,552	—	—	93,246,552
Total Investments	$962,926,100	$2,605,657,660	$—	$3,568,583,760

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $2,092,360,708 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $125,221,593 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,923,072,465
Gross unrealized appreciation	806,317,236
Gross unrealized depreciation	(160,805,941)
Net unrealized appreciation (depreciation)	$645,511,295

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,812,607	100,205,442	(86,771,497)	93,246,552

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$39,653	$93,246,552

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	261,051	—	—	261,051

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$—	$—	$—	$14,236,086

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2012, are as follows:

United Kingdom	24.9%
Japan	13.6%
Germany	6.4%
Brazil	6.1%
France	4.4%
United States	3.4%
Denmark	3.0%
Hong Kong	2.9%
Mexico	2.8%
Other Countries	32.5%

11

QUARTERLY REPORT

December 31, 2012

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 2.9%
Honeywell International, Inc.	491,000	$31,163,770
Precision Castparts Corp.	179,010	33,908,074
United Technologies Corp.	241,850	19,834,119

		$84,905,963
Alcoholic Beverages - 0.3%
Diageo PLC	309,698	$9,016,091

Apparel Manufacturers - 1.8%
Guess?, Inc.	504,310	$12,375,767
Li & Fung Ltd.	4,166,000	7,484,229
NIKE, Inc., “B”	306,500	15,815,400
VF Corp.	106,020	16,005,839

		$51,681,235
Automotive - 1.2%
Delphi Automotive PLC (a)	549,430	$21,015,697
General Motors Co. (a)	504,180	14,535,509

		$35,551,206
Biotechnology - 1.7%
Celgene Corp. (a)	249,700	$19,656,384
Gilead Sciences, Inc. (a)	285,210	20,948,675
ViroPharma, Inc. (a)	352,480	8,022,445

		$48,627,504
Broadcasting - 2.1%
News Corp., “A”	1,444,420	$36,890,487
Walt Disney Co.	501,780	24,983,626

		$61,874,113
Brokerage & Asset Managers - 1.3%
BlackRock, Inc.	95,181	$19,674,864
Franklin Resources, Inc.	134,990	16,968,243

		$36,643,107
Business Services - 1.5%
Accenture PLC, “A”	373,280	$24,823,120
FleetCor Technologies, Inc. (a)	371,460	19,928,829

		$44,751,949
Cable TV - 1.8%
Charter Communications, Inc., “A” (a)	43,240	$3,296,618
Comcast Corp., “Special A”	873,500	31,402,325
Time Warner Cable, Inc.	170,320	16,553,401

		$51,252,344
Chemicals - 1.0%
3M Co.	86,740	$8,053,809
Celanese Corp.	476,770	21,230,568

		$29,284,377

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 4.1%
Autodesk, Inc. (a)	216,690	$7,659,991
Check Point Software Technologies Ltd. (a)	262,750	12,517,410
Citrix Systems, Inc. (a)	296,230	19,477,122
Microsoft Corp.	99,420	2,657,497
Oracle Corp.	1,337,050	44,550,506
Salesforce.com, Inc. (a)	151,000	25,383,100
TIBCO Software, Inc. (a)	395,250	8,699,453

		$120,945,079
Computer Software - Systems - 6.4%
Apple, Inc.	260,170	$138,678,415
EMC Corp. (a)	1,215,150	30,743,295
Hewlett-Packard Co.	1,329,270	18,942,098

		$188,363,808
Construction - 0.9%
Stanley Black & Decker, Inc.	375,400	$27,768,338

Consumer Products - 1.8%
Colgate-Palmolive Co.	284,600	$29,752,084
International Flavors & Fragrances, Inc.	326,620	21,733,295

		$51,485,379
Consumer Services - 0.5%
Priceline.com, Inc. (a)	23,530	$14,616,836

Containers - 0.4%
Packaging Corp. of America	273,090	$10,505,772

Electrical Equipment - 3.5%
Danaher Corp.	1,212,720	$67,791,048
Eaton Corp. PLC	339,420	18,396,564
W.W. Grainger, Inc.	74,780	15,133,229

		$101,320,841
Electronics - 1.8%
Altera Corp.	540,250	$18,606,210
ASML Holding N.V. (l)	45,828	2,951,781
JDS Uniphase Corp. (a)	800,310	10,836,197
Microchip Technology, Inc.	599,210	19,528,254

		$51,922,442
Energy - Independent - 3.7%
Cabot Oil & Gas Corp.	391,630	$19,479,676
EOG Resources, Inc.	147,360	17,799,614
EQT Corp.	243,370	14,353,963
Noble Energy, Inc.	136,890	13,927,189
Occidental Petroleum Corp.	337,680	25,869,665
Pioneer Natural Resources Co.	161,090	17,170,583

		$108,600,690
Energy - Integrated - 4.0%
Exxon Mobil Corp.	1,361,090	$117,802,339

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.7%
Fluor Corp.	348,780	$20,487,337

Food & Beverages - 4.0%
Coca-Cola Co.	1,096,130	$39,734,712
Coca-Cola Enterprises, Inc.	525,940	16,688,076
General Mills, Inc.	418,380	16,906,736
Groupe Danone	149,169	9,855,535
Mead Johnson Nutrition Co., “A”	163,070	10,744,682
Mondelez International, Inc.	960,560	24,465,463

		$118,395,204
Food & Drug Stores - 0.7%
CVS Caremark Corp.	430,120	$20,796,302

Gaming & Lodging - 0.3%
Las Vegas Sands Corp.	89,390	$4,126,242
Sands China Ltd.	1,130,800	5,065,258

		$9,191,500
General Merchandise - 2.0%
Hudson’s Bay Co.	421,880	$7,091,418
Kohl’s Corp.	241,100	10,362,478
Target Corp.	685,490	40,560,443

		$58,014,339
Health Maintenance Organizations - 0.8%
UnitedHealth Group, Inc.	430,020	$23,324,285

Insurance - 3.1%
ACE Ltd.	408,380	$32,588,724
American International Group, Inc. (a)	680,800	24,032,240
Everest Re Group Ltd.	131,840	14,495,808
MetLife, Inc.	577,940	19,037,344

		$90,154,116
Internet - 3.1%
eBay, Inc. (a)	529,490	$27,014,580
Google, Inc., “A” (a)	80,430	57,054,629
Rackspace Hosting, Inc. (a)	89,470	6,644,937

		$90,714,146
Machinery & Tools - 1.4%
Joy Global, Inc.	344,810	$21,991,982
Roper Industries, Inc.	182,170	20,308,312

		$42,300,294
Major Banks - 5.5%
Goldman Sachs Group, Inc.	159,270	$20,316,481
JPMorgan Chase & Co.	1,358,180	59,719,175
PNC Financial Services Group, Inc.	389,910	22,735,652
State Street Corp.	423,610	19,913,906
Wells Fargo & Co.	1,089,370	37,234,667

		$159,919,881

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.8%
AmerisourceBergen Corp.	435,950	$18,824,321
Cerner Corp. (a)	122,590	9,517,888
Express Scripts Holding Co. (a)	431,450	23,298,300

		$51,640,509
Medical Equipment - 2.1%
Covidien PLC	418,830	$24,183,244
St. Jude Medical, Inc.	457,870	16,547,422
Thermo Fisher Scientific, Inc.	331,580	21,148,172

		$61,878,838
Natural Gas - Distribution - 0.6%
Spectra Energy Corp.	649,320	$17,778,382

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	373,348	$13,190,385

Network & Telecom - 0.7%
Finisar Corp. (a)	443,060	$7,221,878
Fortinet, Inc. (a)	576,900	12,155,283

		$19,377,161
Oil Services - 2.3%
Cameron International Corp. (a)	399,570	$22,559,722
Dresser-Rand Group, Inc. (a)	308,580	17,323,681
FMC Technologies, Inc. (a)	198,920	8,519,744
Schlumberger Ltd.	270,320	18,730,473

		$67,133,620
Other Banks & Diversified Financials - 5.3%
American Express Co.	409,800	$23,555,304
Citigroup, Inc.	923,610	36,538,012
Discover Financial Services	477,390	18,403,384
Fifth Third Bancorp	1,041,220	15,816,132
SunTrust Banks, Inc.	566,020	16,046,667
Visa, Inc., “A”	286,540	43,433,733

		$153,793,232
Pharmaceuticals - 5.5%
Abbott Laboratories (a)(w)	181,290	$5,692,506
Eli Lilly & Co.	286,880	14,148,922
Johnson & Johnson	800,530	56,117,153
Merck & Co., Inc.	206,440	8,451,654
Perrigo Co.	90,950	9,461,529
Pfizer, Inc.	2,341,380	58,721,810
Valeant Pharmaceuticals International, Inc. (a)	144,790	8,654,098

		$161,247,672
Railroad & Shipping - 0.9%
Union Pacific Corp.	201,380	$25,317,494

Real Estate - 0.6%
Vornado Realty Trust, REIT	213,510	$17,097,881

4

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.5%
McDonald’s Corp.			318,770	$28,118,702
Starbucks Corp.			300,810	16,129,432

				$44,248,134
Specialty Chemicals - 0.9%
Airgas, Inc.			273,600	$24,976,944

Specialty Stores - 2.5%
Amazon.com, Inc. (a)			81,800	$20,543,252
AutoZone, Inc. (a)			43,560	15,438,971
Bed Bath & Beyond, Inc. (a)			246,490	13,781,256
Tiffany & Co.			242,640	13,912,978
Urban Outfitters, Inc. (a)			255,910	10,072,618

				$73,749,075
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT			147,700	$11,412,779
SBA Communications Corp. (a)			68,290	4,849,956
Vodafone Group PLC, ADR			224,670	5,659,437

				$21,922,172
Telephone Services - 2.0%
AT&T, Inc.			762,650	$25,708,931
Frontier Communications Corp. (l)			978,840	4,189,435
Verizon Communications, Inc.			668,820	28,939,841

				$58,838,207
Tobacco - 2.1%
Lorillard, Inc.			156,710	$18,283,356
Philip Morris International, Inc.			515,860	43,146,530

				$61,429,886
Trucking - 1.0%
Expeditors International of Washington, Inc.			717,050	$28,359,327

Utilities - Electric Power - 2.7%
AES Corp.			784,260	$8,391,582
American Electric Power Co., Inc.			321,320	13,713,938
CMS Energy Corp.			974,430	23,756,603
Duke Energy Corp.			140,220	8,946,036
Edison International			524,570	23,705,318

				$78,513,477
Total Common Stocks				$2,860,709,213

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
PPL Corp. 9.5%			239,930	$12,550,738
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	201,996	$763,545

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.2%
Morgan Stanley Repurchase Agreement, 0.20%, dated 12/31/12, due 1/2/13, total to be received $4,047,934 (secured by U.S. Treasury and Federal Agency obligations valued at $4,128,847 in an individually traded account), at Value	4,047,890	$4,047,890

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	39,975,851	$39,975,851
Total Investments		$2,918,047,237

Other Assets, Less Liabilities - 0.1%		3,243,895
Net Assets - 100.0%		$2,921,291,132

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At December 31, 2012, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,805,728,238	$—	$—	$2,805,728,238
Canada	15,745,516	—	—	15,745,516
United Kingdom	5,659,437	9,016,091	—	14,675,528
Hong Kong	—	12,549,487	—	12,549,487
Israel	12,517,410	—	—	12,517,410
France	—	9,855,535	—	9,855,535
Netherlands	2,951,782	—	—	2,951,782
Short Term Securities	—	4,047,890	—	4,047,890
Mutual Funds	39,975,851	—	—	39,975,851
Total Investments	$2,882,578,234	$35,469,003	$—	$2,918,047,237

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $17,339,764 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

7

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,608,604,987
Gross unrealized appreciation	374,417,373
Gross unrealized depreciation	(64,975,123)
Net unrealized appreciation (depreciation)	$309,442,250

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,816,932	147,854,678	(161,695,759)	39,975,851

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,613	$39,975,851

8

QUARTERLY REPORT

December 31, 2012

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 60.6%
Aerospace - 4.4%
Honeywell International, Inc.	946,380	$60,066,724
Lockheed Martin Corp.	987,440	91,130,838
Northrop Grumman Corp.	274,130	18,525,705
Precision Castparts Corp.	62,790	11,893,682
United Technologies Corp.	883,670	72,469,777

		$254,086,726
Alcoholic Beverages - 0.9%
Diageo PLC	1,750,332	$50,956,585
Diageo PLC, ADR	19,290	2,248,828

		$53,205,413
Automotive - 1.2%
Delphi Automotive PLC (a)	667,250	$25,522,313
General Motors Co. (a)	272,970	7,869,725
Johnson Controls, Inc.	1,194,140	36,660,098

		$70,052,136
Broadcasting - 2.3%
Omnicom Group, Inc.	679,740	$33,959,810
Viacom, Inc., “B”	778,440	41,054,926
Walt Disney Co.	1,134,340	56,478,789

		$131,493,525
Brokerage & Asset Managers - 1.1%
BlackRock, Inc.	189,250	$39,119,868
Franklin Resources, Inc.	208,610	26,222,277

		$65,342,145
Business Services - 1.2%
Accenture PLC, “A”	760,040	$50,542,660
Dun & Bradstreet Corp.	107,120	8,424,988
Fiserv, Inc. (a)	117,360	9,274,961

		$68,242,609
Cable TV - 0.8%
Comcast Corp., “Special A”	1,273,690	$45,789,156

Chemicals - 2.3%
3M Co.	630,780	$58,567,923
Celanese Corp.	244,470	10,886,249
E.I. du Pont de Nemours & Co.	165,080	7,423,648
PPG Industries, Inc.	403,350	54,593,423

		$131,471,243
Computer Software - 1.0%
Check Point Software Technologies Ltd. (a)	182,030	$8,671,909
Oracle Corp.	1,516,870	50,542,108

		$59,214,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Hewlett-Packard Co.	1,040,110	$14,821,568
International Business Machines Corp.	245,210	46,969,976

		$61,791,544
Construction - 0.5%
Stanley Black & Decker, Inc.	355,821	$26,320,079

Consumer Products - 0.6%
Procter & Gamble Co.	373,338	$25,345,917
Reckitt Benckiser Group PLC	156,311	9,791,904

		$35,137,821
Electrical Equipment - 2.4%
Danaher Corp.	1,196,820	$66,902,238
Eaton Corp. PLC	542,403	29,398,243
Pentair Ltd.	187,510	9,216,117
Tyco International Ltd.	1,071,220	31,333,185

		$136,849,783
Electronics - 0.4%
Intel Corp.	607,710	$12,537,057
Microchip Technology, Inc.	242,540	7,904,379

		$20,441,436
Energy - Independent - 2.6%
Anadarko Petroleum Corp.	316,930	$23,551,068
Apache Corp.	422,430	33,160,755
EOG Resources, Inc.	101,730	12,287,967
EQT Corp.	186,460	10,997,411
Noble Energy, Inc.	255,350	25,979,309
Occidental Petroleum Corp.	604,160	46,284,698

		$152,261,208
Energy - Integrated - 2.8%
Chevron Corp.	598,075	$64,675,831
Exxon Mobil Corp.	1,107,238	95,831,449

		$160,507,280
Engineering - Construction - 0.2%
Fluor Corp.	183,920	$10,803,461

Food & Beverages - 3.1%
Coca-Cola Enterprises, Inc.	154,290	$4,895,622
Dr Pepper Snapple Group, Inc.	169,730	7,498,671
General Mills, Inc.	1,049,360	42,404,638
Groupe Danone	457,032	30,195,917
J.M. Smucker Co.	57,190	4,932,066
Kellogg Co.	116,920	6,529,982
Kraft Foods Group, Inc.	68,906	3,133,156
Mondelez International, Inc.	375,620	9,567,041
Nestle S.A.	727,633	47,413,685
PepsiCo, Inc.	319,670	21,875,018

		$178,445,796

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.1%
CVS Caremark Corp.	967,629	$46,784,862
Kroger Co.	365,750	9,516,815
Walgreen Co.	225,820	8,357,598

		$64,659,275
General Merchandise - 1.1%
Kohl’s Corp.	430,670	$18,510,197
Target Corp.	791,880	46,855,540

		$65,365,737
Insurance - 4.0%
ACE Ltd.	650,110	$51,878,778
Aon PLC	544,660	30,283,096
Chubb Corp.	175,010	13,181,753
MetLife, Inc.	1,375,780	45,318,193
Prudential Financial, Inc.	821,080	43,788,196
Travelers Cos., Inc.	619,253	44,474,750

		$228,924,766
Leisure & Toys - 0.4%
Hasbro, Inc.	589,240	$21,153,716

Major Banks - 7.2%
Bank of America Corp.	1,850,270	$21,463,132
Bank of New York Mellon Corp.	2,325,818	59,773,523
Goldman Sachs Group, Inc.	572,742	73,058,970
JPMorgan Chase & Co.	2,953,551	129,867,637
Morgan Stanley	469,400	8,974,928
PNC Financial Services Group, Inc.	357,139	20,824,775
State Street Corp.	753,150	35,405,582
Wells Fargo & Co.	1,863,720	63,701,950

		$413,070,497
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	239,780	$10,353,700
Express Scripts Holding Co. (a)	150,150	8,108,100
Quest Diagnostics, Inc.	155,530	9,062,733

		$27,524,533
Medical Equipment - 2.1%
Becton, Dickinson & Co.	116,890	$9,139,629
Covidien PLC	416,200	24,031,388
Medtronic, Inc.	474,370	19,458,657
St. Jude Medical, Inc.	787,870	28,473,622
Thermo Fisher Scientific, Inc.	594,570	37,921,675

		$119,024,971
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	84,340	$3,252,150

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	551,790	$18,065,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.4%
Schlumberger Ltd.	119,080	$8,251,053
Transocean, Inc.	346,120	15,454,258

		$23,705,311
Other Banks & Diversified Financials - 1.2%
American Express Co.	151,050	$8,682,354
MasterCard, Inc., “A”	16,886	8,295,754
SunTrust Banks, Inc.	264,590	7,501,127
Visa, Inc., “A”	146,450	22,198,891
Western Union Co.	1,029,601	14,012,870
Zions Bancorporation	384,790	8,234,506

		$68,925,502
Pharmaceuticals - 4.9%
Abbott Laboratories	757,350	$49,606,425
Bayer AG	108,839	10,335,620
Johnson & Johnson	1,352,920	94,839,692
Merck & Co., Inc.	395,570	16,194,636
Pfizer, Inc.	4,017,875	100,768,305
Roche Holding AG	49,601	10,104,959

		$281,849,637
Printing & Publishing - 0.3%
McGraw-Hill Cos., Inc.	167,740	$9,170,346
Moody’s Corp.	221,330	11,137,326

		$20,307,672
Railroad & Shipping - 0.3%
Canadian National Railway Co.	94,840	$8,631,388
Union Pacific Corp.	60,630	7,622,404

		$16,253,792
Restaurants - 0.3%
McDonald’s Corp.	193,560	$17,073,928

Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	377,810	$31,743,596

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	243,954	$17,650,072
Staples, Inc.	1,015,000	11,571,000

		$29,221,072
Telecommunications - Wireless - 0.8%
Vodafone Group PLC	18,432,047	$46,354,133
Vodafone Group PLC, ADR	96,450	2,429,576

		$48,783,709
Telephone Services - 1.3%
AT&T, Inc.	1,944,048	$65,533,858
CenturyLink, Inc.	203,623	7,965,732

		$73,499,590
Tobacco - 2.7%
Altria Group, Inc.	292,670	$9,195,691
Lorillard, Inc.	257,400	30,030,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - continued
Philip Morris International, Inc.	1,389,540	$116,221,126

		$155,447,675
Trucking - 0.7%
United Parcel Service, Inc., “B”	535,390	$39,474,305

Utilities - Electric Power - 1.0%
Duke Energy Corp.	134,710	$8,594,498
NRG Energy, Inc.	340,490	7,827,865
PG&E Corp.	290,310	11,664,656
PPL Corp.	632,300	18,102,749
Public Service Enterprise Group, Inc.	451,240	13,807,944

		$59,997,712
Total Common Stocks		$3,488,780,129

Bonds - 38.1%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,165,338

Asset-Backed & Securitized - 1.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.81%, 2040 (z)	$6,745,033	$4,263,755
BlackRock Capital Finance LP, 7.75%, 2026 (n)	938,037	118,427
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	3,859,601	3,896,653
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	8,150,345
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	11,309,748
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,804,049	3,377,391
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	894,091
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.93%, 2051	12,669,291	13,477,554
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.812%, 2049	8,257,080	9,628,994
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,282,940
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.214%, 2041	2,279,327	2,393,904
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	1,948,101	2,071,572
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.741%, 2050	11,723,839	13,430,877
Morgan Stanley Capital I, Inc., FRN, 1.179%, 2030 (i)(n)	26,682,465	565,135
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	698,629	699,385
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,112,841	4,875,509
Spirit Master Funding LLC, 5.05%, 2023 (z)	6,538,752	6,183,371
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.921%, 2051	9,392,500	11,019,478

		$97,639,129
Automotive - 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$1,330,000	$1,339,523
Toyota Motor Credit Corp., 3.2%, 2015	3,480,000	3,690,220
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	5,325,518
Volkswagen International Finance N.V., 2.375%, 2017 (n)	4,856,000	5,001,583

		$15,356,844
Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$3,040,000
News America, Inc., 8.5%, 2025	5,903,000	8,015,011

		$11,055,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$6,826,543
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,924,200
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	10,464,400

		$25,215,143
Conglomerates - 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$1,772,000	$1,814,246
General Electric Co., 2.7%, 2022	5,120,000	5,218,852
United Technologies Corp., 3.1%, 2022	2,450,000	2,594,521

		$9,627,619
Consumer Services - 0.0%
eBay, Inc., 1.35%, 2017	$1,644,000	$1,663,146

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,316,845

Emerging Market Quasi-Sovereign - 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$5,880,000	$6,248,547
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,789,000	1,934,487
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,422,765
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,914,568
Petroleos Mexicanos, 8%, 2019	4,145,000	5,419,588
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,495,440
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	4,098,176	4,514,141

		$23,949,536
Emerging Market Sovereign - 0.4%
Republic of Peru, 7.35%, 2025	$551,000	$798,399
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,678,000
United Mexican States, 4.75%, 2044	7,817,000	8,833,210

		$22,309,609
Energy - Independent - 0.1%
Apache Corp., 3.25%, 2022	$2,382,000	$2,524,458
Apache Corp., 4.75%, 2043	1,827,000	1,988,885
EOG Resources, Inc., 2.625%, 2023	1,718,000	1,730,088
Hess Corp., 8.125%, 2019	1,740,000	2,290,026

		$8,533,457
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,914,238
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,728,698
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,683,971
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,782,786
Petro-Canada, 6.05%, 2018	9,475,000	11,522,709
Total Capital International S.A., 1.55%, 2017	7,071,000	7,180,014

		$36,812,416
Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,387,101

Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 8%, 2039	$5,850,000	$9,471,156
Kraft Foods Group, Inc., 3.5%, 2022 (n)	2,361,000	2,520,053

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Molson Coors Brewing Co., 5%, 2042	$2,013,000	$2,255,893

		$14,247,102
Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 6%, 2016	$50,000	$56,548

Insurance - 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$3,340,000	$3,381,827
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,403,292

		$4,785,119
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 2023	$3,410,000	$3,498,677

Insurance - Property & Casualty - 0.3%
Chubb Corp., 6.375% to 2017, FRN to 2067	$8,200,000	$8,938,000
Marsh & McLennan Cos., Inc., 4.8%, 2021	5,360,000	6,031,308
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	3,118,781

		$18,088,089
International Market Quasi-Sovereign - 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$394,000	$413,026
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,194,039
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	8,600,060
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,825,425
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,211,006
Temasek Financial I Ltd., 2.375%, 2023 (n)	10,140,000	9,986,947

		$39,230,503
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$8,582,591

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,962,047

Major Banks - 1.7%
ABN AMRO Bank N.V., FRN, 2.083%, 2014 (n)	$5,900,000	$5,968,381
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,614,794
Bank of America Corp., 7.375%, 2014	2,825,000	3,059,043
Bank of America Corp., 7.625%, 2019	3,980,000	5,092,693
Bank of America Corp., 5.49%, 2019	4,135,000	4,593,232
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	3,280,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,567,057
Credit Suisse New York, 5.5%, 2014	5,410,000	5,756,202
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,982,434
HSBC Holdings PLC, 5.1%, 2021	3,688,000	4,355,089
ING Bank N.V., 3.75%, 2017 (n)	4,761,000	5,059,848
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	8,327,894
JPMorgan Chase & Co., 3.25%, 2022	1,884,000	1,940,107
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	6,899,000
Morgan Stanley, 6.625%, 2018	6,920,000	8,155,739
PNC Funding Corp., 5.625%, 2017	6,510,000	7,516,329
Royal Bank of Scotland PLC, 2.55%, 2015	1,405,000	1,437,891
Wachovia Corp., 5.25%, 2014	4,613,000	4,919,026

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 2.1%, 2017	$6,600,000	$6,823,555

		$97,348,314
Medical & Health Technology & Services - 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$7,200,000	$7,483,601
CareFusion Corp., 6.375%, 2019	6,240,000	7,440,876

		$14,924,477
Metals & Mining - 0.1%
Vale Overseas Ltd., 4.625%, 2020	$1,631,000	$1,762,297
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,591,079

		$3,353,376
Mortgage-Backed - 11.8%
Fannie Mae, 4.01%, 2013	$913,453	$918,501
Fannie Mae, 4.021%, 2013	2,829,028	2,844,462
Fannie Mae, 4.743%, 2013	299,608	299,875
Fannie Mae, 4.561%, 2014	3,870,701	4,005,207
Fannie Mae, 4.804%, 2014	157,434	161,160
Fannie Mae, 4.825%, 2014	3,869,952	4,036,665
Fannie Mae, 4.88%, 2014 - 2020	1,359,196	1,466,920
Fannie Mae, 4.564%, 2015	311,144	324,140
Fannie Mae, 4.78%, 2015	2,210,846	2,379,119
Fannie Mae, 4.856%, 2015	617,236	663,661
Fannie Mae, 4.907%, 2015	2,116,909	2,288,563
Fannie Mae, 5.19%, 2015	1,284,754	1,398,200
Fannie Mae, 5.09%, 2016	2,000,000	2,218,849
Fannie Mae, 5.35%, 2016	642,158	716,307
Fannie Mae, 5.662%, 2016	1,179,280	1,321,090
Fannie Mae, 5.725%, 2016	2,022,094	2,291,109
Fannie Mae, 5.05%, 2017	2,402,397	2,672,619
Fannie Mae, 5.5%, 2017 - 2040	97,484,435	106,747,800
Fannie Mae, 6%, 2017 - 2037	46,610,452	51,723,027
Fannie Mae, 2.578%, 2018	4,000,000	4,283,016
Fannie Mae, 3.8%, 2018	787,969	878,564
Fannie Mae, 3.849%, 2018	1,432,631	1,610,130
Fannie Mae, 3.91%, 2018	1,171,869	1,309,791
Fannie Mae, 4.5%, 2018 - 2041	20,321,029	22,164,834
Fannie Mae, 5%, 2018 - 2041	50,783,945	55,225,064
Fannie Mae, 4.6%, 2019	767,695	894,410
Fannie Mae, 3%, 2027	7,257,393	7,670,384
Fannie Mae, 7.5%, 2030 - 2032	563,460	689,511
Fannie Mae, 6.5%, 2031 - 2037	15,756,255	17,843,413
Fannie Mae, 4%, 2040	1,970,214	2,137,133
Fannie Mae, 3.5%, 2041 - 2042	13,479,323	14,504,426
Fannie Mae, TBA, 3%, 2043	7,630,000	7,978,119
Fannie Mae, TBA, 3.5%, 2043	29,181,000	31,110,821
Freddie Mac, 6%, 2016 - 2037	25,936,444	28,606,050
Freddie Mac, 5%, 2017 - 2039	32,798,878	35,602,626
Freddie Mac, 2.412%, 2018	1,963,000	2,076,740
Freddie Mac, 3.154%, 2018	712,000	778,845
Freddie Mac, 4.5%, 2019 - 2035	12,873,460	13,687,669
Freddie Mac, 5.085%, 2019	6,789,000	8,048,203
Freddie Mac, 5.5%, 2019 - 2035	21,247,457	23,172,231
Freddie Mac, 3.808%, 2020	5,739,000	6,484,949

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 2034 - 2037	$8,814,112	$10,031,146
Freddie Mac, 4%, 2040 - 2041	26,755,171	28,587,748
Freddie Mac, 3.5%, 2042	11,349,011	12,153,147
Freddie Mac, 3.882%, 2048	2,574,445	2,893,182
Freddie Mac, TBA, 2.5%, 2028	7,559,000	7,888,526
Freddie Mac, TBA, 3%, 2043	13,142,000	13,739,551
Ginnie Mae, 5.5%, 2032 - 2035	10,775,071	11,911,850
Ginnie Mae, 6%, 2032 - 2038	10,871,289	12,228,032
Ginnie Mae, 4.5%, 2033 - 2041	31,049,032	34,217,914
Ginnie Mae, 5%, 2033 - 2041	21,418,257	23,559,472
Ginnie Mae, 3.5%, 2041 - 2042	9,900,808	10,800,413
Ginnie Mae, 4%, 2041	15,098,014	16,585,514
Ginnie Mae, TBA, 3%, 2043	18,530,000	19,670,877

		$679,501,575
Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$6,496,615
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,389,980
Spectra Energy Capital LLC, 8%, 2019	5,327,000	7,035,257

		$16,921,852
Network & Telecom - 0.2%
AT&T, Inc., 5.55%, 2041	$8,008,000	$9,610,593
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,301,115

		$13,911,708
Oil Services - 0.1%
Transocean, Inc., 3.8%, 2022	$2,855,000	$2,926,181

Other Banks & Diversified Financials - 0.7%
American Express Co., 5.5%, 2016	$6,317,000	$7,221,986
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,831,248
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,930,094
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,168,000	5,989,350
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	4,164,795
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,283,800
Swedbank AB, 2.125%, 2017 (n)	1,317,000	1,345,632

		$37,766,905
Pharmaceuticals - 0.6%
AbbVie, Inc., 1.2%, 2015 (n)	$10,860,000	$10,932,556
Hospira, Inc., 6.05%, 2017	5,813,000	6,748,672
Roche Holdings, Inc., 6%, 2019 (n)	6,175,000	7,686,597
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,844,801

		$33,212,626
Real Estate - 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,191,431
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,662,035
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,870,865
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,721,282
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	12,372,383
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,584,204
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	6,505,527

		$35,907,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.4%
Home Depot, Inc., 5.95%, 2041	$1,578,000	$2,130,728
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,375,100
Target Corp., 4%, 2042	5,822,000	5,981,401
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	14,999,099

		$25,486,328
Supranational - 0.2%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,570,673
Asian Development Bank, 1.125%, 2017	3,322,000	3,382,324

		$8,952,997
Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,639,669
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,301,861
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,788,869

		$17,730,399
Tobacco - 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$5,833,000	$6,079,969

Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$6,381,000	$8,102,779

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,583,916
Small Business Administration, 4.35%, 2023	938,144	1,028,078
Small Business Administration, 4.77%, 2024	2,227,424	2,486,923
Small Business Administration, 5.18%, 2024	3,721,417	4,167,977
Small Business Administration, 5.52%, 2024	2,116,617	2,400,838
Small Business Administration, 4.99%, 2024	3,597,148	4,059,435
Small Business Administration, 4.95%, 2025	2,780,822	3,070,878

		$27,798,045
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$3,233,410
U.S. Treasury Bonds, 6%, 2026	1,524,000	2,205,275
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,430,670
U.S. Treasury Bonds, 5.25%, 2029	5,294,000	7,331,364
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,694,975
U.S. Treasury Bonds, 4.5%, 2036	1,557,000	2,049,158
U.S. Treasury Bonds, 5%, 2037	2,452,000	3,459,620
U.S. Treasury Bonds, 4.5%, 2039	88,043,000	116,670,710
U.S. Treasury Notes, 1.375%, 2013	87,000	87,037
U.S. Treasury Notes, 3.875%, 2013	9,952,000	9,997,093
U.S. Treasury Notes, 3.125%, 2013	21,207,000	21,670,076
U.S. Treasury Notes, 2.75%, 2013	24,524,000	25,044,179
U.S. Treasury Notes, 2%, 2013	11,523,000	11,712,945
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,227,375
U.S. Treasury Notes, 1.875%, 2014	86,541,000	88,207,607
U.S. Treasury Notes, 1.875%, 2014	28,430,000	29,053,015
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,144,812
U.S. Treasury Notes, 0.5%, 2014	21,032,000	21,124,015
U.S. Treasury Notes, 2.125%, 2015	139,369,000	145,411,900
U.S. Treasury Notes, 4.25%, 2015	856,000	943,138
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,888,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 0.875%, 2016	$94,999,000	$96,305,236
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,407,453
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,280,794
U.S. Treasury Notes, 3.125%, 2019	52,370,000	59,309,025
U.S. Treasury Notes, 3.5%, 2020	55,133,000	64,010,295
U.S. Treasury Notes, 3.125%, 2021	5,239,000	5,940,942

		$754,840,235
Utilities - Electric Power - 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$5,721,111	$5,961,398
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	16,582,652
Oncor Electric Delivery Co., 7%, 2022	8,725,000	11,089,388
Progress Energy, Inc., 3.15%, 2022	6,169,000	6,245,039
PSEG Power LLC, 5.32%, 2016	5,099,000	5,764,736
System Energy Resources, Inc., 5.129%, 2014 (z)	1,483,497	1,503,003
Waterford 3 Funding Corp., 8.09%, 2017	3,991,771	4,122,314

		$51,268,530
Total Bonds		$2,194,515,893

Convertible Preferred Stocks - 0.3%
Aerospace - 0.0%
United Technologies Corp., 7.5%	41,830	$2,330,349

Automotive - 0.2%
General Motors Co., 4.75%	193,780	$8,551,511

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	58,230	$3,046,011
Total Convertible Preferred Stocks		$13,927,871

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	141,908,556	$141,908,556
Total Investments		$5,839,132,449

Other Assets, Less Liabilities - (1.5)%		(84,776,132)
Net Assets - 100.0%		$5,754,356,317

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,478,732, representing 3.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.81%, 2040	3/01/06	$6,745,033	$4,263,755
Nordea Bank AB, 4.875%, 2021	1/11/11	3,575,615	4,164,795
Russian Federation, 3.625%, 2015	4/22/10	11,969,261	12,678,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	6,479,987	6,183,371
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,483,497	1,503,003
Total Restricted Securities			$28,792,924
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of December 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,275,573,496	$—	$—	$3,275,573,496
United Kingdom	4,678,404	107,102,622	—	111,781,026
Switzerland	47,413,685	10,104,959	—	57,518,644
France	—	30,195,917	—	30,195,917
Germany	—	10,335,620	—	10,335,620
Israel	8,671,909	—	—	8,671,909
Canada	8,631,388	—	—	8,631,388
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	786,803,618	—	786,803,618
Non-U.S. Sovereign Debt	—	94,442,644	—	94,442,644
U.S. Corporate Bonds	—	376,952,648	—	376,952,648
Residential Mortgage-Backed Securities	—	688,572,286	—	688,572,286
Commercial Mortgage-Backed Securities	—	80,408,009	—	80,408,009
Asset-Backed Securities (including CDOs)	—	8,160,408	—	8,160,408
Foreign Bonds	—	159,176,280	—	159,176,280
Mutual Funds	141,908,556	—	—	141,908,556
Total Investments	$3,486,877,438	$2,352,255,011	$—	$5,839,132,449

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $157,739,118 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,129,511,517
Gross unrealized appreciation	795,712,632
Gross unrealized depreciation	(86,091,700)
Net unrealized appreciation (depreciation)	$709,620,932

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,222,920	165,047,535	(142,361,899)	141,908,556

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$53,806	$141,908,556

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2013

*	Print name and title of each signing officer under his or her signature.